SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss	$ (5,112)	$ 1,038,689	$ (54,616)	$ 4,244,525
Earnings (loss) per common share: Basic				$ (0.35)	$ (0.36)
Earnings (loss) per common share: Diluted				$ (0.35)	$ (0.36)
Old Glory Holding Co [Member]
Net loss		$ (4,545,000)	$ (4,114,000)	$ (14,842,000)	$ (14,486,000)
Weighted average common shares outstanding, basic		44,264,315	42,068,550	42,705,299	40,365,075
Weighted average common shares outstanding, diluted		44,264,315	42,068,550	42,705,299	40,365,075
Earnings (loss) per common share: Basic		$ (0.10)	$ (0.10)	$ (0.35)	$ (0.36)
Earnings (loss) per common share: Diluted		$ (0.10)	$ (0.10)	$ (0.35)	$ (0.36)